Financial Instruments (Details) - USD ($)	Jan. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash	$ 3,374,079	$ 9,004,716	$ 324,837
Convertible loan receivable	948,310	52,225	0
Total financial assets at fair value	$ 4,322,389	$ 9,056,941	$ 324,837